Fair Value of Financial Assets and Liabilities-Transfers between levels (Details) - Instruments Issued By Chilean Government And Central Bank [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets held-for-trading [Member]
Disclosure of fair value measurement of assets [line items]
Transfers from level 1 to level 2	$ 84	$ 496
Transfers from level 2 to level 1	17
Instruments Issued By Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Transfers from level 1 to level 2
Transfers from level 2 to level 1
Financial assets at fair value through other comprehensive income [Member]
Disclosure of fair value measurement of assets [line items]
Transfers from level 1 to level 2
Transfers from level 2 to level 1